Income Taxes (Details 1)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	(34.00%)	(34.00%)
State taxes, net of federal benefit	(5.50%)	(5.10%)
Foreign withholding tax	1.10%	9.60%
Permanent differences	1.80%	2.70%
Foreign tax credits	(1.10%)	(9.60%)
Research and development credit	(6.90%)	(11.70%)
Change in valuation allowance	44.60%	51.10%
Other	(0.40%)	0.30%
Effective income tax rate	(0.40%)	3.30%